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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2000
                                               ------------------------


Check here if Amendment [  x  ]; Amendment Number:   2
                                                 ---------
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [ x ]   adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 11/13/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

   /s/ James E. Buck II           GREENWICH, CONNECTICUT         MAY 17, 2001
---------------------------       ----------------------         ------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                -------------

Form 13F Information Table Entry Total:                 5
                                                -------------

Form 13F Information Table Value Total:           $63,512
                                                -------------
                                                 (thousands)




List of Other Included Managers:

None


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
                                       FORM 13F INFORMATION TABLE - QUARTER ENDED 9/30/2000

             COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
                                                                   SHRS OR
NAME OF ISSUER                TITLE OF                   VALUE       PRN      SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                               CLASS         CUSIP      (X1000)     AMOUNT    PRN   CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
BANK UTD CORP               CL A           65412108     31,391      619,300    SH            SOLE               619,300    0      0

CNA SURETY CORP             COMMON STOCK   12612L108     6,369      553,800    SH            SOLE               553,800    0      0

HERTZ CORP                  COMMON STOCK   428040109     4,763      150,000    SH            SOLE               150,000    0      0

INFINITY BROADCASTING
CP NEW                      CL A           45662S102    20,414      618,600    SH            SOLE               618,600    0      0

IPALCO ENTERPRISES INC      COMMON STOCK   462613100       575       25,000    SH            SOLE                25,000    0      0

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